Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024
Financial assets
Short-term investments	$ 860	$ 1,000
Equity investments	561	573
Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0	4
Total financial liabilities	0	4
Fair Value, Inputs, Level 1, Level 2, and Level 3
Financial assets
Money market funds	1,378	1,744
Short-term investments	860	1,000
Equity investments	541	466
Convertible loans receivable	33	32
Foreign currency forward contracts	21	4
Total financial assets	2,833	3,246
Level 1
Financial assets
Money market funds	1,378	1,744
Short-term investments	860	1,000
Equity investments	84	0
Convertible loans receivable	0	0
Foreign currency forward contracts	0	0
Total financial assets	2,322	2,744
Level 1 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	0	0
Level 2
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	21	4
Total financial assets	21	4
Level 2 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0	4
Total financial liabilities	0	4
Level 3
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	457	466
Convertible loans receivable	33	32
Foreign currency forward contracts	0	0
Total financial assets	490	498
Level 3 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	$ 0	$ 0